Accumulated Other Comprehensive Loss - Summary of Income Tax Benefit (Expense) to Component of Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	$ 51
Balance, end of year	28	$ 51
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	23	(12)
Net unrealized (gain) loss	(36)	35
Reclassification of net loss to net income	(1)
Balance, end of year	(14)	23
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	21	17
Net unrealized (gain) loss	15	5
Reclassification of net loss to net income	(1)	(1)
Balance, end of year	35	21
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning of year	7
Balance, end of year	$ 7	$ 7